Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

(a)          Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)          Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the entity’s economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant intercompany transactions and balances between the Company and its subsidiaries and the VIEs have been eliminated upon consolidation.

(c)          Noncontrolling interests

For the Company's consolidated subsidiaries and VIEs, noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Group's consolidated balance sheets and have been separately disclosed in the Group's consolidated statements of comprehensive loss to distinguish the interests from that of the Group.

(d)          Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation and recognition of share-based compensation expenses, fair value of assets and liabilities acquired in business combinations, assessment of impairment of long-lived assets and goodwill, allowance for doubtful accounts and valuation allowances for deferred tax assets. Actual results could differ from those estimates.

(e)          Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiaries incorporated in Hong Kong (“HK”) is United States dollars (“US$”). The Group’s PRC subsidiaries and VIEs determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive loss.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded in other comprehensive (loss)/income in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive (loss)/income in the consolidated statements of changes in invested/shareholders’ equity. Total foreign currency translation adjustments included in the Group’s other comprehensive (loss)/income were nil, loss of RMB21,170 and income of RMB59,658 for the years ended December 31, 2016, 2017 and 2018, respectively.

(f)          Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 28, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

(g)          Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

(h)          Restricted time deposits

Time deposits that are restricted as to withdrawal or use for current operations is classified as restricted time deposits. The Group’s restricted time deposits mainly represent time deposits held in designated bank accounts as securities for issuance of bank loans. Short-term borrowings are designated to support the Group’s general operation.

(i)          Short-term investments

Short-term investments include wealth management products, which are certain deposits with variable interest rates or principal not-guaranteed with certain financial institutions. In accordance with ASC 825, Financial Instruments, for financial products with variable interest rates referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Changes in the fair value of these investments are reflected in the consolidated statements of comprehensive loss as investment income and included in “others, net”. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies these inputs as Level 2 fair value measurement.

(j)          Accounts receivable, net

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit-worthiness, and current economic trends. Accounts receivable balances are written off after all collection efforts have been exhausted.

(k)         Long-term investments

The Group did not have any long-term investment before 2018. The Group measures long-term equity investments other than equity method investments at fair value through earnings along with the adoption of ASU 2016-01 in 2018. For the investments without readily determinable fair values, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (“measurement alternative”). Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known.

The Group assesses these investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, and other company-specific information. The Group uses a combination of valuation methodologies in determination of the fair value, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and selection of the comparable companies. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments. If this assessment indicates that an impairment exists, the Group will estimate the fair value of the investment and, if the fair value is less than carrying value, the Group will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive loss.

(l)          Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over estimated useful lives of the assets as follows:

Estimated useful life
Office furniture and equipment	3 years
Computer equipment	3 years
Servers and network equipment	3 years
Vehicles	4 years
Building	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

(m)         Intangible assets

Intangible assets acquired through business combinations are recognized as assets separated from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets purchased are recognized and measured at fair value upon acquisition.

Intangible assets with finite lives are carried at cost less accumulated amortization. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Amortization is calculated using the straight-line method over estimated useful lives of the assets as follows:

Estimated useful life
Technology	8.5 years
Customer relationship	5.5 years
Non-compete agreement	5.5 years
Software	3 years

(n)         Business combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

(o)          Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the acquisitions of interests in the Group’s subsidiaries and consolidated VIEs. The Group performs quantitative goodwill impairment test annually or more frequently when an event occurs or circumstances change that indicate the carrying value may not be recoverable. The Group has early adopted ASU 2017-04 (Please refer to Note 3— Recent accounting pronouncements) in testing goodwill for impairment. A goodwill impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit.

The Group completed the required annual testing of goodwill for impairment as of December 31, 2018, and determined that goodwill is not impaired.

(p)           Impairment of long‑lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. No impairment loss of long-lived assets was recognized for the years ended December 31, 2016, 2017 and 2018.

(q)          Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market‑based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities.

Accounting guidance describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the years ended December 31, 2017 and 2018.

Fair value measurements on a recurring basis

As of December 31, 2017, the Group did not have any financial instruments measured at fair value on a recurring basis. As of December 31, 2018, the financial instruments measured at fair value on a recurring basis are as follows:

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active	Significant Other	Significant
	as of December 31,	Markets for Identical Assets	Observable Inputs	Unobservable Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments (Note 2 (i)):
Wealth management products	78,462	—	78,462	—

The Group’s financial instruments including amount due to or due from related party, receivables, short-term borrowing, payables and other current liabilities are not measured at fair value but for which the fair value is estimated for disclosure purposes, the carrying amount of which approximates the fair value due to their short-term nature.

Fair value measurements on a non-recurring basis

The Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement. Please refer to Note 2(k) for more details of valuation techniques.

The Group’s non-financial assets, such as goodwill, intangible assets, and property and equipment, would be measured at fair value on a non-recurring basis, only if they were determined to be impaired. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs used such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment and company-specific information.

(r)          Revenue recognition

The Group generates revenues from Recommendation Services, advertising, marketing and other services.

On January 1, 2018, the Group adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method. Revenues for reporting periods beginning after January 1, 2018 are presented under ASC606, while revenues for prior periods are not adjusted and continue to be presented under ASC Topic 605. The accumulated effect of adopting ASC 606 to the opening balance of accumulated losses as of January 1, 2018 is not material, therefore it was not adjusted.

Consistent with the criteria of ASC 606, Revenue from Contracts with Customers, the Group recognizes revenues when performance obligations under the terms of a contract with a customer are satisfied and promised services have transferred to the customer, in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services and net of value-added tax.

For service arrangements that involve multiple performance obligations, the transaction price is allocated to each performance obligation based on relative standalone selling prices of services being provided to customers. For the periods presented, the Group primarily uses the price to be charged for the service when the service is sold separately in similar circumstances to similar customers to determine the relative standalone selling price.

The Group accounts for discounts and return allowances as variable consideration. The Company considers the constraint on variable consideration and only recognize revenue to the extent that it is probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Customers for recommendation services are entitled to apply for returns for invalid recommendations within a specified period after the recommendation is delivered under a limited circumstances, i.e., the applicant’s phone number cannot be connected, or the applicant is in the blacklist maintained by the financial service providers, etc. Return allowances are estimated based on historical experiences of returns granted to customers.

Timing of revenue recognition may differ from the timing of payment from customers. The Group does not have material contract assets as it generally has the unconditional right to payment as revenue is recognized or the timing difference is immaterial. Accounts receivable represents amounts that the Group has satisfied the performance obligation and have the unconditional right to payment. Unearned revenue consists of payments received related to unsatisfied performance obligations at the end of the period, included in “Advance from customers” in the Group’s consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, the majority of the performance obligations are satisfied in one year. The amount of revenue recognized that was included in the receipts in advance from customers balance at the beginning of the year was RMB 70.1 million for the year ended December 31, 2018.

Recommendation services:

(i)           Loans:

The Group provides Recommendation Services in respect of loan products offered by the financial service providers on its platform, and assist the financial service providers or their loan sales representatives to identify qualified individual users or borrowers. The Group considers the financial service providers, including banks, micro-loan companies and other licensed financial institutions, consumer finance companies and emerging technology-enabled financial service providers, or their loan sales representatives to be its customers, and receives service fees from the customers primarily based on number of applications of qualified users. After the users or borrowers submit applications for the recommended products to the customers, the Group does not retain any further obligations. The price for each recommendation charged to the financial service providers is a fixed price as pre-agreed in the service contract, or pre-set in the bidding systems by the customers. The price is not determined by the size or duration of the loan underlying of each recommendation. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when the user application is delivered to customers.

(ii)         Credit card:

The Group provides Recommendation Services in respect of credit card products offered by credit card issuers on its platform. The individual users can select and apply for the credit cards, and submit applications to credit card issuers. The Group is not involved in the credit card approval or issuance process. Service fee is charged to the customers, i.e., the credit card issuers or their agents, upon completion of an application, issuance or first usage of a credit card by the users (collectively referred to as “cost-per-success”). Revenue is when all of the revenue recognition criteria are met, which is generally when the customers confirm the number of card application, issuance or first usage with the Group.

Advertising and marketing services

The Group also provides advertising, marketing and other services primarily to financial service providers of credit cards and wealth management products. The Group’s advertising and marketing services allow customers to place advertisements in particular areas of the Group’s platform and third-party advertising network, at performance-based or time-based fixed prices, in particular formats and over particular periods of time. Performance-based revenues are recognized based on effective clicks, or effective activations, depending on the relevant performance measures. The effective clicks refer to that users click on the advertisements. The effective activations primarily include providing contact information or completing a registration form by users on the advertisers’ websites redirected from the advertisements, and user’s application are successfully approved by the credit card issuers in the case of advertising and marketing services related to credit card products. Time-based revenues are recognized ratably over the contractual term.

For service arrangements involved with third-party platform, the Group considers whether it should report revenues on a gross or net basis by assessing all indicators set forth in ASC 606, and determine if the Group is acting as principal or agent. For arrangements where the Group controls the service before it is transferred to the customer as a principal, as the Group is the primary obligor, subject to inventory risk, and having discretion in establishing prices, revenue is recorded on a gross basis on the amount of fees it billed to its customers, and the related marketing costs charged by third party platform that are directly attributable to the customers are recorded as costs of revenues. Otherwise, the revenue is record on a net basis.

Other services

Other services primarily consist of big data risk management services provided by the Group, which integrates data and provides customizable automatic credit information inquiry services to customers, i.e., the financial service providers, to facilitate their credit assessment primarily for loan products applicants. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when the result of query is provided to customers with a pre-agreed fixed price.

(s)           Cost of revenues

Cost of revenues consists primarily of costs associated with maintenance of the platform including bandwidth and server hosting costs, call center outsourcing costs, online payment processing fees, credit acquisition costs, direct marketing costs, depreciation, payroll and other related costs of operations.

(t)         Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing expenses relating to traffic acquisition, rewards to business partners for promotion in social network and social media platform payroll costs and related expenses for employees involved in sales and marketing activities, and expenses for the portion of call center operations that we outsource.

Advertising costs are expensed as incurred, and are included in sales and marketing expenses. For the years ended December 31, 2016, 2017 and 2018, total advertising expenditures were RMB285,288, RMB1,085,314 and RMB1,277,240 respectively.

(u)         Research and development expenses

Research and development expenses consist primarily of payroll costs and related expenses for employees involved in developing and improving platform and services and solutions. All research and development costs was expensed as incurred. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

(v)          General and administrative expenses

General and administrative expenses consist primarily of payroll costs and related expenses for employees involved in general corporate functions, including finance, legal and human resources, and professional fees relating to these functions.

(w)         Share‑based compensation

The Group has early adopted ASU 2018-07 (Please refer to Note 3— Recent accounting pronouncements) for accounting for the share-based awards granted to non-employees. All share-based awards granted to employees or non-employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share-based compensation expense is recognized using the straight-line vesting method for awards that contain only service conditions, and using graded vesting method for other awards, net of estimated forfeitures, over the requisite service period, which is the vesting period.

The Group uses the Binomial option pricing model to estimate fair value of the share options. The determination of estimated fair value of share-based awards on the grant date using an option pricing model is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of underlying ordinary shares over the expected term of the awards, actual and projected share option exercise behaviors, a risk-free interest rate and any expected dividends. The underlying ordinary shares which do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value of the underlying ordinary shares requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to them.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate forfeitures of the pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest.

For share options granted with performance condition, the share-based compensation expenses is recorded when the performance condition is considered probable. Where the occurrence of an initial public offering (“IPO”) is a performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition are recorded upon the completion of the IPO.

The Company’s share-based awards granted to employees of the non-platform business should be recognized as a deemed dividend from the Group to its shareholders at the fair value determined as of the grant date.

(x)         Income taxes

Current income taxes are provided in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax basis of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Income tax liability is calculated based on a separate return basis as if the Group had filed separate tax returns before the Reorganization.

To assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. As of December 31, 2016, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

(y)         Leases

Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership of the leased property is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating lease are charged to the consolidated statements of comprehensive loss on a straight-line basis over the term of underlying lease. The Group has no capital lease for any of the periods presented.

(z)         Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

(aa)          Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

(ab)         Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

No profit appropriation to above reserve funds was made for the Group’s entities established in the PRC for the years ended December 31, 2016, 2017 and 2018.